Share capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) share $ / shares Rate shares	Dec. 31, 2022 USD ($) $ / shares Rate shares	Dec. 31, 2021 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 311,962		$ 0
Income taxes on share issue costs	3,700
Exercise of share options and shares issued under the share purchase plan	$ 4,387		$ 14,544
NCIB description	In December 2022, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2022 NCIB program, Osisko may acquire up to 18,293,240 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	In December 2022, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2022 NCIB program, Osisko may acquire up to 18,293,240 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	Under the terms of the 2021 NCIB program, Osisko was allowed to acquire up to 16,530,688 of its common shares from time to time, from December 12, 2021 to December 11, 2022.
Daily purchases of common shares, limit | shares	81,963	81,963	87,264
Average daily trading volume | shares	327,853	327,853	349,057
Normal course issuer bid purchase of common shares (shares) | shares	1,694,658	1,694,658	2,103,366
Normal course issuer bid purchase of common shares	$ 22,135		$ 30,791
Average acquisition price per share | $ / shares	$ 13.06		$ 14.64
Accordion feature	$ 200,000		$ 100,000
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	184,037,728
Normal course issuer bid purchase of common shares	$ 18,911		$ 22,471
Bought deal private placement [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued on a bought deal basis | shares	18,600,000	18,600,000
Price per share issued | $ / shares		$ 13.45
Proceeds from issuing shares	$ 312,000	$ 250.2
Share issue expenses	13,900
Share issue expenses net	10,200
Income taxes on share issue costs	$ 3,700
Underwriters commission | Rate	4.00%	4.00%
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan | shares	6.7	6.7
Dividends payable	$ 400
Common shares issued under DRIP | shares	118,639	118,639	120,523
Discount under dividend reinvestment plan	3.00%	3.00%	3.00%
Dividend reinvestment plan [Member] | January 16, 2023 [Member]
Disclosure of classes of share capital [line items]
Common shares issued under DRIP | shares	22,012	22,012
Discount under dividend reinvestment plan	3.00%	3.00%